The Company, basis of presentation and significant accounting policies - Financial instruments (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Potential obligations put provisions, current and non-current	€ 10,820,232,000	€ 10,798,694,000